Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.63%)
Five Years	2.36%
Ten Years	13.55%
Inception Date	Jun. 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.78%)
Five Years	2.17%
Ten Years	13.35%
Inception Date	May 04, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.66%)
Since Inception	2.55%
Inception Date	Jan. 19, 2007
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.59%)
Since Inception	(15.26%)
Inception Date	Dec. 15, 2010
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.67%)
Five Years	2.30%
Since Inception	7.04%
Inception Date	Jun. 23, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.60%)
Five Years	(5.10%)
Ten Years	4.43%
Inception Date	Jun. 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.47%)
Five Years	(4.97%)
Ten Years	4.59%
Inception Date	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.49%)
Five Years	(5.00%)
Ten Years	4.54%
Inception Date	Aug. 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.46%)
Five Years	(5.00%)
Since Inception	(2.95%)
Inception Date	Oct. 06, 2006
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.00%)
Five Years	(3.66%)
Ten Years	5.44%
Inception Date	Jun. 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.83%)
Five Years	(3.52%)
Ten Years	5.61%
Inception Date	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Five Years	(3.56%)
Ten Years	5.56%
Inception Date	Aug. 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Since Inception	(5.49%)
Inception Date	Jun. 04, 2007
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.30%)
Five Years	1.87%
Ten Years	13.11%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.42%)
Five Years	1.72%
Ten Years	12.95%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.32%)
Since Inception	2.07%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.19%)
Five Years	(5.72%)
Ten Years	3.85%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.09%)
Five Years	(5.62%)
Ten Years	3.97%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.07%)
Five Years	(5.65%)
Since Inception	(3.66%)
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.43%)
Five Years	(4.06%)
Ten Years	5.05%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.29%)
Five Years	(3.96%)
Ten Years	5.17%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.34%)
Since Inception	(5.96%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.96%)
Five Years	1.89%
Ten Years	12.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.10%)
Five Years	1.73%
Ten Years	11.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.99%)
Since Inception	2.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.81%)
Five Years	(4.24%)
Ten Years	3.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.69%)
Five Years	(4.13%)
Ten Years	3.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.69%)
Five Years	(4.16%)
Since Inception	(2.45%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.61%)
Five Years	(3.09%)
Ten Years	4.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.46%)
Five Years	(2.97%)
Ten Years	4.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.51%)
Since Inception	(4.61%)
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Since Inception	(3.07%)
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Since Inception	(5.52%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	7.21%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Since Inception	2.77%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Since Inception	(15.49%)
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	7.41%